Income Tax - Summary Of Income tax Relating To Components Of Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Fair value remeasurement of hedging instruments entered into for cash flow hedges	$ 77	$ 186	$ (286)
Relating to cash flow hedges	(53)	158	276
Relating to net investment hedge		61
Total income tax recognized in other comprehensive income	$ 24	$ 405	$ (10)